Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Goodwill

9. Goodwill

Changes in goodwill are summarized as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Cost
Balance, January 1	146,044	141,286
Acquisition subsidiary	6,038	-
Effect of changes in exchange rates	(2,914)	4,758

Goodwill	149,168	146,044

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable.

Due to changes in our reporting structure, we have re-evaluated our reporting units during 2012. As result, all goodwill recognized in relation to the acquisition of Brion in 2007 is allocated to the operating segment ASML (in 2011 and 2010 assigned to the reporting unit Brion).

Due to the re-evaluation of our reporting units, resulting in the recognized goodwill being allocated to the operating segment ASML, we also changed the recoverability testing of the annual impairment test. As a result, the fair value of the operating segment ASML is based on ASML’s market capitalization, while the sum of discounted future cash flows relating to the reporting units was used in prior years.

We believe that, as per September 30, 2012, ASML’s market capitalization, determined on basis of the quoted share price of ASML’s publicly traded outstanding shares, is the best evidence of the fair value of the operating segment ASML.

Based on the recoverability testing during the annual goodwill impairment test, management believes that the fair value of the reporting unit substantially exceeded its carrying value, therefore goodwill was not impaired as of December 31, 2012 and December 31, 2011.

Acquisition subsidiary relates to Wijdeven Motion Holding B.V. and its wholly-owned subsidiary Wijdeven Motion B.V. (hereafter jointly referred to as “Wijdeven Motion”) acquired in the fourth quarter of 2012. Wijdeven Motion builds a portion of the complex linear motors used in ASML’s wafer and reticle stages. Assets acquired and liabilities incurred, or assumed, following the acquisition have been assigned to the operating segment ASML.